TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of taxes

	2024	2023	2022
Current tax:	$’000	$’000	$’000

Current tax recovery on loss for the year	340	—	(11,731)
Total current tax	340	—	(11,731)

	2024	2023	2022
Deferred tax:	$’000	$’000	$’000

Origination and reversal of temporary differences	—	—	—
Total deferred tax liability	—	—	—
Total tax credit	340	—	(11,731)

Schedule of taxation charge in the financial statements

	2024	2023	2024
	$’000	$’000	$’000
Profit (loss) before taxation	(54,762)	(34,637)	(240,693)
Expected tax charge (recovery) based on a weighted average of 25% (2022 - 25)% (UK, US and Canada)	(13,690)	(8,669)	(60,172)

Effect of expenses not deductible in determining taxable profit	(1,839)	851	32,662
Temporary differences	9,936	5,841	8,470
Other tax adjustments	224	18	254
Capital gains tax	449	—	—
Origination and reversal of temporary differences	—	—	(1,023)
Unutilised tax losses carried forward	5,260	1,959	8,078
Taxation charge in the financial statements	340	—	(11,731)